INCOME PER SHARE (Tables)	12 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2014	2015	2016

Numerator:
Net income attributable to the Company - basic	$69,620	$96,527	$118,471

Net income attributable to the Company - diluted(i)	$69,620	$96,877	$119,121

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	57,926,333	58,612,596	59,170,050
Effect of dilutive securities
Convertible Bond	-	644,850	776,800
Share options	482,623	839,425	642,184
Restricted shares	17,686	37,332	22,422
Weighted average ordinary shares outstanding used in computing diluted income per share	58,426,642	60,134,203	60,611,456

Income per share - basic	$1.20	1.65	2.00

Income per share - diluted	$1.19	1.61	1.97

(i) For the year ended June 30, 2015 and 2016, interest accretion related to the Convertible Bond of $350 and $650, respectively, is added back to derive net income attributable to the Company for computing diluted income per share.